28 Operating revenue (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Revenue
Revenue from sanitation services	[1]	R$ 15,157,780	R$ 16,134,032	R$ 14,253,609
Construction revenue		3,716,616	2,946,566	2,802,670
Sales tax		(1,009,358)	(1,035,051)	(916,808)
Regulation, Control and Oversight Fee (TRCF)		(67,497)	(61,893)	(54,377)
Net operating revenue		R$ 17,797,541	R$ 17,983,654	R$ 16,085,094

[1]	Includes the amount of R$ 72,962 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP (R$ 70,122 in 2019).